Income Taxes (Additional Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Federal operating loss carryforwards	$ 251.5
State operating loss carryforwards	200.0
Operating loss carryforwards, exercise of stock options	1.4
Deferred income tax valuation		100.00%
Increase in valuation allowance	21.8	$ 24.2
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Research and development tax credit carryforwards	2.6
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Research and development tax credit carryforwards	$ 2.5